United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/10

Date of Reporting Period:  Quarter ended 6/30/10

Item 1.                      Schedule of Investments

Federated Clover Small Value Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 97.7%
		Consumer Discretionary – 12.3%
69,580	[1]	Asbury Automotive Group, Inc.	733,373
66,425		Brunswick Corp.	825,663
96,967	[1]	Build-A-Bear Workshop, Inc.	657,436
110,175		Callaway Golf Co.	665,457
86,170		Chicos Fas, Inc.	851,360
75,635		Cooper Tire & Rubber Co.	1,474,882
4,625	[1]	Deckers Outdoor Corp.	660,774
37,200		Dillards, Inc., Class A	799,800
49,400		Finish Line, Inc., Class A	688,142
201,100		Hot Topic, Inc.	1,021,588
42,750	[1]	JAKKS Pacific, Inc.	614,745
47,600	[1]	K-Swiss, Inc., Class A	534,548
80,525	[1]	La-Z Boy Chair Co.	598,301
32,200	[1]	Rent-A-Center, Inc.	652,372
69,635		Service Corp. International	515,299
46,550	[1]	Skechers USA, Inc., Class A	1,700,006
92,750		Spartan Motors, Inc.	389,550
48,810	[1]	Tenneco Automotive, Inc.	1,027,939
41,450	[1]	Volcom, Inc.	769,726
329,720	[1]	Wet Seal, Inc., Class A	1,203,478
		TOTAL	16,384,439
		Consumer Staples – 2.8%
172,250	[1]	Alliance One International, Inc.	613,210
120,025	[1]	Smart Balance, Inc.	490,902
29,520		Spartan Stores, Inc.	405,015
71,175	[1]	The Pantry, Inc.	1,004,279
28,505	[1]	TreeHouse Foods, Inc.	1,301,538
		TOTAL	3,814,944
		Energy – 7.6%
19,350		Cabot Oil & Gas Corp., Class A	606,042
74,300	[1]	Complete Production Services, Inc.	1,062,490
21,600	[1]	Dril-Quip, Inc.	950,832
98,655	[1]	Helix Energy Solutions Group, Inc.	1,062,514
344,450	[1]	Kodiak Oil & Gas Corp.	1,098,795
120,875	[1]	Newpark Resources, Inc.	731,294
38,035		Penn Virginia Corp.	764,884
76,175		RPC, Inc.	1,039,789
24,740		SM Energy Co.	993,558
32,925	[1]	Venoco, Inc.	542,275
16,900	[1]	Whiting Petroleum Corp.	1,325,298
		TOTAL	10,177,771
		Financials – 32.3%
55,000		Alterra Capital Holdings Ltd.	1,032,900
32,290		American Campus Communities, Inc.	881,194
44,145		Ares Capital Corp.	553,137
46,058		Argo Group International Holdings Ltd.	1,408,914
20,650		Assured Guaranty Ltd.	274,026
1

Shares			Value
110,475		Boston Private Financial Holdings	710,354
131,225	[1]	CNO FINANCIAL GROUP, INC.	649,564
13,375		Cash America International, Inc.	458,361
22,925		City Holding Co.	639,149
37,780		Columbia Banking Systems, Inc.	689,863
44,675		Delphi Financial Group, Inc., Class A	1,090,517
56,575		Developers Diversified Realty	560,093
121,625	[1]	DiamondRock Hospitality Co.	999,757
70,195		Dime Community Bancorp, Inc.	865,504
29,695	[1]	E*Trade Group, Inc.	350,995
58,575		East West Bancorp, Inc.	893,269
67,500		Employers Holdings, Inc.	994,275
128,920		FNB Corp. (PA)	1,035,228
77,225		First Niagara Financial Group, Inc.	967,629
54,694		FirstMerit Corp.	936,908
66,840		Flushing Financial Corp.	817,453
227,925		Hersha Hospitality Trust	1,030,221
28,340		Highwoods Properties, Inc.	786,718
16,180		Iberiabank Corp.	832,946
35,855		Independent Bank Corp.- Massachusetts	884,901
103,900	[1]	Knight Capital Group, Inc., Class A	1,432,781
48,295		LTC Properties, Inc.	1,172,120
173,750		Lexington Realty Trust	1,044,237
144,160		MFA Mortgage Investments, Inc.	1,066,784
66,055	[1]	MGIC Investment Corp.	455,119
129,320		Maiden Holdings Ltd.	849,632
48,855		Montpelier Re Holdings Ltd.	729,405
51,350	[1]	Nara Bancorp, Inc.	432,881
154,985		National Penn Bancshares, Inc.	931,460
54,925		National Retail Properties, Inc.	1,177,592
95,120		Newalliance Bancshares, Inc.	1,066,295
72,425	[1]	Ocwen Financial Corp.	738,011
95,600		Old National Bancorp	990,416
59,225		Oriental Financial Group	749,789
29,935		Platinum Underwriters Holdings Ltd.	1,086,341
24,596		Potlatch Corp.	878,815
21,250	[1]	ProAssurance Corp.	1,206,150
24,275		Prosperity Bancshares, Inc.	843,556
13,625	[1]	SVB Financial Group	561,759
53,535		Sun Communities, Inc.	1,389,769
40,405		Trustmark Corp.	841,232
61,775		Umpqua Holdings Corp.	709,177
53,195		Washington Federal, Inc.	860,695
45,600		Webster Financial Corp. Waterbury	818,064
26,075		Wintrust Financial Corp.	869,341
		TOTAL	43,245,297
		Health Care – 5.5%
193,885	[1]	Akorn, Inc.	575,838
20,625	[1]	Amerigroup Corp.	669,900
59,790	[1]	Celera Corp.	391,625
23,350	[1]	ICON PLC, ADR	674,581
2

Shares			Value
75,920	[1]	Inspire Pharmaceuticals, Inc.	378,841
22,830	[1]	Magellan Health Services, Inc.	829,186
40,350	[1]	Merit Medical Systems, Inc.	648,424
18,830	[1]	Par Pharmaceutical Cos., Inc.	488,827
29,375		Pharmaceutical Product Development, Inc.	746,419
25,625	[1]	PharMerica Corp.	375,663
10,780		Teleflex, Inc.	585,138
38,340	[1]	ViroPharma, Inc.	429,791
31,775	[1]	Wright Medical Group, Inc.	527,783
		TOTAL	7,322,016
		Industrials – 15.3%
227,050	[1]	Air Transport Services Group, Inc.	1,080,758
27,880		Ampco-Pittsburgh Corp.	580,740
55,745		Barnes Group, Inc.	913,661
39,825		CDI Corp.	618,482
44,630	[1]	Ceradyne, Inc.	953,743
58,300	[1]	Chicago Bridge & Iron Co., N.V.	1,096,623
16,540	[1]	Consolidated Graphics, Inc.	715,190
19,160		Curtiss Wright Corp.	556,406
35,085		Deluxe Corp.	657,844
27,935	[1]	EnPro Industries, Inc.	786,370
24,310	[1]	Esterline Technologies Corp.	1,153,509
27,325		Freightcar America, Inc.	618,092
39,325	[1]	GrafTech International Ltd.	574,932
38,550	[1]	Hub Group, Inc.	1,156,885
82,300	[1]	Interline Brands, Inc.	1,422,967
218,775	[1]	Jet Blue Airways Corp.	1,201,075
82,005	[1]	Pike Electric Corp.	772,487
60,800	[1]	RailAmerica, Inc.	603,136
32,965	[1]	School Specialty, Inc.	595,678
104,400		Seaspan Corp.	1,044,000
17,325	[1]	Thomas & Betts Corp.	601,178
22,115		Triumph Group, Inc.	1,473,522
29,325	[1]	UAL Corp.	602,922
16,758	[1]	URS Corp.	659,427
		TOTAL	20,439,627
		Information Technology – 9.7%
82,600	[1]	Arris Group, Inc.	841,694
34,115		Black Box Corp.	951,467
30,135	[1]	CSG Systems International, Inc.	552,375
46,195		CTS Corp.	426,842
18,325	[1]	CommScope, Inc.	435,585
62,811	[1]	Finisar Corp.	935,884
56,995	[1]	Insight Enterprises, Inc.	750,054
35,485	[1]	j2 Global Communications, Inc.	774,992
24,750		MTS Systems Corp.	717,750
31,810	[1]	NICE-Systems Ltd., ADR	810,837
70,950	[1]	Oplink Communications, Inc.	1,016,714
138,395	[1]	SeaChange International, Inc.	1,138,991
80,935	[1]	Symmetricom, Inc.	411,959
113,050		Technitrol, Inc.	357,238
3

Shares			Value
39,095	[1]	Verifone Systems, Inc.	740,068
29,300	[1]	ViaSat, Inc.	954,008
116,625	[1]	Zoran Corp.	1,112,603
		TOTAL	12,929,061
		Materials – 5.8%
32,645	[1]	Brush Engineered Materials, Inc.	652,247
19,850		Domtar, Corp.	975,627
98,100	[1]	Ferro Corp.	722,997
123,075	[1]	Globe Specialty Metals, Inc.	1,271,365
32,965		Innospec, Inc.	309,212
29,225		Koppers Holdings, Inc.	656,978
13,900		Minerals Technologies, Inc.	660,806
66,835		Myers Industries, Inc.	540,695
22,280	[1]	OM Group, Inc.	531,601
42,100	[1]	RTI International Metals	1,015,031
55,600	[1]	Thompson Creek Metals Co., Inc.	482,608
		TOTAL	7,819,167
		Utilities – 6.4%
19,940		AGL Resources, Inc.	714,251
53,480		Atmos Energy Corp.	1,446,099
84,645		Avista Corp.	1,653,117
19,975		Cleco Corp.	527,540
20,075		Idacorp, Inc.	667,895
22,145		MGE Energy, Inc.	798,106
41,125		Northwestern Corp.	1,077,475
76,380		Westar Energy, Inc.	1,650,572
		TOTAL	8,535,055
		TOTAL COMMON STOCKS (IDENTIFIED COST $130,716,456)	130,667,377
		MUTUAL FUND – 4.1%
5,477,629	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.28% (AT NET ASSET VALUE)	5,477,629
		TOTAL INVESTMENTS — 101.8% (IDENTIFIED COST $136,194,085)[4]	136,145,006
		OTHER ASSETS AND LIABILITIES - NET — (1.8)%[5]	(2,470,708)
		TOTAL NET ASSETS — 100%	$133,674,298
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At June 30, 2010, the cost of investments for federal tax purposes was $136,194,085. The net unrealized depreciation of investments for federal tax purposes was $49,079. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,276,739 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,325,818.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

4

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

5

Federated Clover Value Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Consumer Discretionary – 10.6%
303,200		Coach, Inc.	11,081,960
265,217	[1]	DIRECTV Group, Inc., Class A	8,996,161
1,138,200	[1]	Goodyear Tire & Rubber Co.	11,313,708
1,048,800	[1]	Liberty Media Holding Corp.	11,012,400
16,485,900	[1]	Sirius XM Radio, Inc.	15,653,362
380,618		Time Warner, Inc.	11,003,666
357,090		Walt Disney Co.	11,248,335
		TOTAL	80,309,592
		Consumer Staples – 10.0%
212,050	[1]	Energizer Holdings, Inc.	10,661,874
355,265		H.J. Heinz Co.	15,354,553
554,150		Kraft Foods, Inc., Class A	15,516,200
146,602		Lorillard, Inc.	10,552,412
261,190		Procter & Gamble Co.	15,666,176
310,580		Walgreen Co.	8,292,486
		TOTAL	76,043,701
		Energy – 12.8%
316,945		Cabot Oil & Gas Corp., Class A	9,926,717
409,470		Chevron Corp.	27,786,634
349,350		Exxon Mobil Corp.	19,937,405
398,950		National-Oilwell, Inc.	13,193,277
328,250	[1]	Newfield Exploration Co.	16,038,295
183,150		Schlumberger Ltd.	10,135,521
		TOTAL	97,017,849
		Financials – 25.5%
2,239,600		Bank of America Corp.	32,183,052
493,317	[1]	CIT Group, Inc.	16,703,714
3,169,150	[1]	Citigroup, Inc.	11,916,004
325,250		Comerica, Inc.	11,978,957
760,730		JPMorgan Chase & Co.	27,850,325
691,250		Marsh & McLennan Cos., Inc.	15,587,687
329,850		MetLife, Inc.	12,455,136
462,675		Morgan Stanley	10,738,687
112,604		Simon Property Group, Inc.	9,092,773
966,380		U.S. Bancorp	21,598,593
586,620		Wells Fargo & Co.	15,017,472
481,850		XL Capital Ltd., Class A	7,714,419
		TOTAL	192,836,819
		Health Care – 11.5%
318,450		Aetna, Inc.	8,400,711
289,900	[1]	Amgen, Inc.	15,248,740
312,465		Merck & Co., Inc.	10,926,901
1,676,195		Pfizer, Inc.	23,902,541
253,900	[1]	Thermo Fisher Scientific, Inc.	12,453,795
560,150		UnitedHealth Group, Inc.	15,908,260
		TOTAL	86,840,948
1

Shares			Value
		Industrials – 9.3%
1,099,600		General Electric Co.	15,856,232
342,500		Honeywell International, Inc.	13,367,775
256,755		Raytheon Co.	12,424,375
223,652		SPX Corp.	11,811,062
425,700	[1]	URS Corp.	16,751,295
		TOTAL	70,210,739
		Information Technology – 7.8%
622,730	[1]	EMC Corp.	11,395,959
233,200		Hewlett-Packard Co.	10,092,896
637,700		Microsoft Corp.	14,673,477
894,000		National Semiconductor Corp.	12,033,240
340,000		Qualcomm, Inc.	11,165,600
		TOTAL	59,361,172
		Materials – 1.9%
410,225		Du Pont (E.I.) de Nemours & Co.	14,189,683
		Telecommunication Services – 3.1%
621,655		AT&T, Inc.	15,037,834
295,732		Verizon Communications, Inc.	8,286,411
		TOTAL	23,324,245
		Utilities – 5.8%
949,600		CMS Energy Corp.	13,911,640
207,883		National Fuel Gas Co.	9,537,672
405,950		Wisconsin Energy Corp.	20,597,903
		TOTAL	44,047,215
		TOTAL COMMON STOCKS (IDENTIFIED COST $786,868,136)	744,181,963
		MUTUAL FUND – 3.2%
23,957,828	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.28% (AT NET ASSET VALUE)	23,957,828
		TOTAL INVESTMENTS — 101.5% (IDENTIFIED COST $810,825,964)[4]	768,139,791
		OTHER ASSETS AND LIABILITIES - NET — (1.5)%[5]	(11,377,923)
		TOTAL NET ASSETS — 100%	$756,761,868
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At June 30, 2010, the cost of investments for federal tax purposes was $810,825,964. The net unrealized depreciation of investments for federal tax purposes was $42,686,173. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,481,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $74,167,810.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
2

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

3

Federated Prudent Bear Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 5.3%
		Energy – 0.1%
325,000	[1]	Bankers Petroleum Ltd.	2,143,159
94,500	[1]	Powertech Uranium Corp., Class A	15,535
		TOTAL	2,158,694
		Materials – 5.2%
3,500,000	[1]	Abacus Mining & Exploration Corp.	542,482
77,400		Agnico Eagle Mines Ltd.	4,704,372
408,000	[1]	Ampella Mining Ltd.	518,748
1,282,000	[1]	Antares Minerals, Inc.	2,709,596
360,000	[1,2,3]	Ascot Resources Ltd.	236,720
1,140,000	[1,2,3]	Ascot Resources Ltd.	749,613
3,000,000	[1]	Benton Resources Corp.	1,296,322
1,000,000	[1]	Callinan Mines Ltd.	1,502,983
2,975,000	[1]	Centamin Egypt Ltd.	7,238,035
137,300		Cia de Minas Buenaventura SA, Class B, ADR	5,277,812
549,998	[1]	East Asia Minerals Corp.	3,213,552
150,000	[1,2,3]	East Asia Minerals Corp.	876,427
950,000	[1,2,3]	Evolving Gold Corp.	713,916
1,900,000	[1]	Fortuna Silver Mines, Inc.	3,730,215
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,040,533
1,750,000	[1]	Franconia Minerals Corp.	526,045
112,100		Goldcorp, Inc., Class A	4,915,585
175,000	[1]	Golden Predator Corp.	88,770
170,925	[1]	Imperial Metals Corp.	2,565,762
200,000	[1]	International Tower Hill Mines Ltd.	1,347,048
350,000	[1,2,3]	International Tower Hill Mines Ltd.	2,357,334
538,000	[1]	Kirkland Lake Gold, Inc.	4,285,604
500,000	[1,2,3,4]	Kootenay Gold, Inc.	244,234
825,000	[1,2,3,4]	Kootenay Gold, Inc.	402,987
1,441,500	[1]	Lake Shore Gold Corp.	4,333,099
1,500,000	[1,4]	MacArthur Minerals Ltd.	2,465,830
2,300,000	[1]	Magma Metals Ltd.	799,025
1,000,000	[1]	Mansfield Minerals, Inc.	1,418,440
535,000	[1]	Medusa Mining Ltd.	1,735,443
72,600		Newmont Mining Corp.	4,482,324
1	[1]	Northrock Resources, Inc.	0
700,000	[1]	Osisko Exploration Ltd.	7,548,730
69,100		Randgold Resources Ltd., ADR	6,547,225
293,000	[1]	Red Back Mining, Inc.	7,406,538
1,000,000	[1]	Richfield Ventures Corp.	911,183
1,800,000	[1]	Rockgate Capital Corp.	929,971
63,500		Royal Gold, Inc.	3,048,000
350,003	[1]	Silver Wheaton Corp.	7,012,879
800,000	[1]	Trevali Resources Corp.	826,640

Shares, Principal Amount or Units Held			Value
477,000		Yamana Gold, Inc.	4,913,100
		TOTAL	105,463,122
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,808,112)	107,621,816
		WARRANTS – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	1,073
		Materials – 0.0%
43,500	[1]	Chesapeake Gold Corp., Warrants	75,626
1,050,000	[1]	EMC Metals Corp., Warrants	11,820
262,500	[1]	Golden Predator Corp., Warrants	0
250,000	[1]	Kootenay Gold, Inc., Warrants	691
313,333	[1]	Northrock Resources, Inc., Warrants	0
15,625	[1]	Pan American Silver Corp., Warrants	114,986
56,471	[1]	Pan American Silver Corp., Warrants	370,790
		TOTAL	573,913
		TOTAL WARRANTS (IDENTIFIED COST $581,699)	574,986
		Purchased PUT Options – 0.9%
3,700	[1]	iShares Russell 2000 Index Fund, Price $66, Expiration Date 9/30/2010	2,763,900
5,000	[1]	iShares Russell 2000 Index Fund, Price $67, Expiration Date 9/30/2010	4,075,000
2,700	[1]	SPDR S&P Midcap 400 ETF Trust, Price $134, Expiration Date 9/18/2010	2,740,500
7,300	[1]	SPDR S&P Midcap 400 ETF Trust, Price $135, Expiration Date 9/18/2010	7,738,000
3,000	[1]	Semiconductor Holders Trust, Price $26, Expiration Date 7/17/2010	262,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $6,480,815)	17,579,900
		U.S. Treasury – 81.5%;5
		U.S. Treasury Bills – 81.5%
$73,000,000		United States Treasury Bill, 0.13%, 7/1/2010	73,000,000
144,000,000		United States Treasury Bill, 0.085%, 7/22/2010	143,989,085
108,000,000		United States Treasury Bill, 0.15%, 7/29/2010	107,986,975
439,000,000	[6]	United States Treasury Bill, 0.165%, 8/5/2010	438,931,691
466,000,000		United States Treasury Bill, 0.09%, 8/12/2010	465,912,998
200,000,000		United States Treasury Bill, 0.18%, 8/26/2010	199,946,340
150,000,000	[6]	United States Treasury Bill, 0.13%, 9/9/2010	149,954,790
73,000,000		United States Treasury Bill, 0.16%, 9/30/2010	72,967,880
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,652,717,789)	1,652,689,759
		MUTUAL FUND – 12.6%
254,614,604	[4,7]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	254,614,604
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $1,995,203,019)[8]	2,033,081,065
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[9]	(6,760,329)
		TOTAL NET ASSETS — 100%	$2,026,320,736

Schedule of securities sold short
Shares		Value
370,000	Abbott Laboratories	$17,308,600
595,000	Abercrombie & Fitch Co., Class A	18,260,550
345,000	Adobe Systems, Inc.	9,118,350
10,000	Agilent Technologies, Inc.	284,300
49,000	Alexandria Real Estate Equities, Inc.	3,105,130
2,620,000	Amex Financial Select Standard & Poor Depository Receipt	36,182,200
500,000	Amkor Technology, Inc.	2,755,000
65,000	Analog Devices, Inc.	1,810,900
660,000	Au Optronics Corp., ADR	5,860,800
680,000	Avon Products, Inc.	18,020,000
5,000	Ball Corp.	264,150
108,000	Bard C.R., Inc.	8,373,240
215,000	Baxter International, Inc.	8,737,600
250,000	Bed Bath & Beyond, Inc.	9,270,000
110,000	BMC Software, Inc.	3,809,300
290,000	CA, Inc.	5,336,000
250,000	Campbell Soup Co.	8,957,500
300,000	Carnival Corp.	9,072,000
1,380,000	Charles Schwab Corp.	19,568,400
810,000	ConAgra Foods, Inc.	18,889,200
290,000	Corning, Inc.	4,683,500
10,000	DIRECTV Group, Inc., Class A	339,200
70,000	Eaton Corp.	4,580,800
415,000	eBay, Inc.	8,138,150
1,337,000	Electronic Arts, Inc.	19,252,800
150,000	EMC Corp.	2,745,000
200,000	Emerson Electric Co.	8,738,000
315,000	Energizer Holdings, Inc.	15,838,200
341,000	Estee Lauder Cos., Inc., Class A	19,003,930
210,000	Fairchild Semiconductor International, Inc., Class A	1,766,100
765,000	Flextronics International Ltd.	4,284,000
260,000	Fortune Brands, Inc.	10,186,800
211,000	Genuine Parts Co.	8,323,950
10,000	Hanesbrands, Inc.	240,600
627,000	Harley Davidson, Inc.	13,938,210
15,000	Intel Corp.	291,750
105,000	International Rectifier Corp.	1,954,050
400,000	Invesco Ltd.	6,732,000
350,000	Jabil Circuit, Inc.	4,655,000
310,000	Juniper Networks, Inc.	7,074,200
485,000	LG Display Co. Ltd., ADR	7,808,500
785,000	Lowe's Cos., Inc.	16,029,700
117,000	Macerich Co. The	4,366,440
100,000	Marvell Technology Group Ltd.	1,576,000
175,000	Materials Select Sector SPDR Trust	4,963,000
245,000	Maxim Integrated Products, Inc.	4,098,850
5,000	McDonald's Corp.	329,350
180,000	McGraw-Hill Cos., Inc.	5,065,200
402,000	Monsanto Co.	18,580,440
245,000	Moody's Corp.	4,880,400
100,000	National Semiconductor Corp.	1,346,000
400,000	Nokia Oyj, Class A, ADR	3,260,000

Shares		Value
5,000	Nordson Corp.	$280,400
456,000	Nordstrom, Inc.	14,678,640
405,000	ON Semiconductor Corp.	2,583,900
10,000	Owens Corning, Inc.	299,100
125,000	PACCAR, Inc.	4,983,750
295,000	PMC-Sierra, Inc.	2,218,400
180,000	Precision Castparts Corp.	18,525,600
80,000	Qualcomm, Inc.	2,627,200
10,000	Republic Services, Inc.	297,300
405,000	Research in Motion Ltd.	19,950,300
435,000	Royal Caribbean Cruises Ltd.	9,904,950
400,000	Sanmina-SCI Corp.	5,444,000
100,000	SAP AG, ADR	4,430,000
225,000	Sara Lee Corp.	3,172,500
505,000	Seagate Technology Holdings	6,585,200
233,000	Simon Property Group, Inc.	18,814,750
900,000	SPDR S&P Retail ETF	32,040,000
981,500	Staples, Inc.	18,697,575
10,000	Starbucks Corp.	243,000
260,000	STMicroelectronics N.V., ADR	2,056,600
1,240,000	TD Ameritrade Holding Corp.	18,972,000
435,000	Telefonaktiebolaget LM Ericsson, ADR	4,793,700
160,000	Texas Instruments, Inc.	3,724,800
10,000	Urban Outfitters, Inc.	343,900
615,000	Vanguard REIT ETF	28,591,350
530,000	Waste Management, Inc.	16,583,700
223,000	Western Digital Corp.	6,725,680
935,000	Western Union Co.	13,940,850
45,000	Xilinx, Inc.	1,136,700
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $751,466,767)	$682,699,185

At June 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1NASDAQ 100 Index Short Futures	485	$84,293,000	September 2010	$4,023,560
[1]Russell 2000 Mini Index Short Futures	1,075	$65,338,500	September 2010	$3,781,441
1S&P 500 Index Short Futures	3,095	$794,331,750	September 2010	$36,920,557
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$44,725,558

At June 30, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/1/2010	47,755 Australian Dollar	$40,626	$(427)
7/2/2010	118,814 Australian Dollar	$100,053	$(42)
Contracts Sold:
7/2/2010	1,278,815 Canadian Dollar	$1,209,396	$8,123
7/6/2010	6,480 Canadian Dollar	$6,086	$(1)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ 7,653

Net Unrealized Appreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $6,621,764, which represented 0.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $6,621,764, which represented 0.3% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	At June 30, 2010, the cost of investments for federal tax purposes was $1,995,203,019. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $37,878,046. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,610,318 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,732,272.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$7,530,324	$ —	$ —	$7,530,324
International	97,038,276	3,053,216	—	100,091,492
Warrants	—	574,986	—	574,986
Purchased Put Options	17,579,900	—	—	17,579,900
Debt Securities:
U.S. Treasury	—	1,652,689,759	—	1,652,689,759
Mutual Fund	254,614,604	—	—	254,614,604
TOTAL SECURITIES	$376,763,104	$1,656,317,961	$ —	$2,033,081,065
OTHER FINANCIAL INSTRUMENTS*	$(637,965,974)	$ —	$ —	$(637,965,974)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 24, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010